INTEREST-BEARING BORROWINGS (Details 1) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 4,213,900,028	¥ 3,512,114,961
Rights to earnings in the Group's subordinate tranches of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	2,381,636,580	3,265,076,611
Rights to earnings in loans principal, interest and financing service fee receivables
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	189,263,425	247,038,350
Loans principal, interest and financing service fee receivables
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 1,643,000,023	¥ 0